Distribution Date:	04/10/26	COMM 2015-CCRE24 Mortgage Trust
Determination Date:	04/06/26
Next Distribution Date:	05/12/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE24

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16
			David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	22	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
		Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	25	Representative
Supplemental Notes	26		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593JBA3	1.652000%	70,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593JBB1	3.022000%	14,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593JBC9	3.445000%	107,950,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593JBD7	3.214000%	8,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593JBE5	3.432000%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12593JBF2	3.696000%	470,508,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12593JBH8	4.028000%	85,025,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.88%
B	12593JBJ4	4.328468%	95,435,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.00%
C	12593JBK1	4.328468%	62,467,000.00	42,811,337.05	346,414.23	154,422.92	0.00	0.00	500,837.15	42,464,922.82	77.81%	12.50%
D	12593JBL9	3.463000%	71,143,000.00	71,143,000.00	0.00	129,275.54	0.00	0.00	129,275.54	71,143,000.00	40.64%	7.38%
E	12593JAL0	3.078468%	31,234,000.00	31,234,000.00	0.00	0.00	0.00	0.00	0.00	31,234,000.00	24.32%	5.13%
F*	12593JAN6	3.078468%	13,881,000.00	13,881,000.00	0.00	0.00	0.00	0.00	0.00	13,881,000.00	17.07%	4.13%
G	12593JAQ9	3.078468%	15,617,000.00	15,617,000.00	0.00	0.00	0.00	0.00	0.00	15,617,000.00	8.91%	3.00%
H	12593JAS5	3.078468%	41,645,303.00	17,251,208.55	0.00	0.00	0.00	205,125.72	0.00	17,046,082.83	0.00%	0.00%
V	12593JAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593JAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593JAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,388,155,303.00	191,937,545.60	346,414.23	283,698.46	0.00	205,125.72	630,112.69	191,386,005.65

X-A	12593JBG0	4.328468%	1,056,733,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12593JAA4	0.000000%	157,902,000.00	42,811,337.05	0.00	0.00	0.00	0.00	0.00	42,464,922.82
X-C	12593JAC0	0.865468%	71,143,000.00	71,143,000.00	0.00	51,309.99	0.00	0.00	51,309.99	71,143,000.00
X-D	12593JAE6	1.250000%	31,234,000.00	31,234,000.00	0.00	32,535.42	0.00	0.00	32,535.42	31,234,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12593JAG1	1.250000%	29,498,000.00	29,498,000.00	0.00	30,727.08	0.00	0.00	30,727.08	29,498,000.00
X-F	12593JAJ5	1.250000%	41,645,303.00	17,251,208.55	0.00	17,970.01	0.00	0.00	17,970.01	17,046,082.83
Notional SubTotal			1,388,155,303.00	191,937,545.60	0.00	132,542.50	0.00	0.00	132,542.50	191,386,005.65

Deal Distribution Total					346,414.23	416,240.96	0.00	205,125.72	762,655.19

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593JBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593JBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593JBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593JBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12593JBF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12593JBH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12593JBJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12593JBK1	685.34325404	5.54555573	2.47207197	0.00000000	0.00000000	0.00000000	0.00000000	8.01762771	679.79769830
D	12593JBL9	1,000.00000000	0.00000000	1.81712242	1.06871091	2.00202437	0.00000000	0.00000000	1.81712242	1,000.00000000
E	12593JAL0	1,000.00000000	0.00000000	0.00000000	2.56538996	15.02436832	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12593JAN6	1,000.00000000	0.00000000	0.00000000	2.56539010	15.02436784	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593JAQ9	1,000.00000000	0.00000000	0.00000000	2.56539028	15.02436896	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12593JAS5	414.24139836	0.00000000	0.00000000	1.06269079	58.40880207	0.00000000	4.92554274	0.00000000	409.31585562
V	12593JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593JBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12593JAA4	271.12599619	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	268.93214031
X-C	12593JAC0	1,000.00000000	0.00000000	0.72122331	0.00000000	0.00000000	0.00000000	0.00000000	0.72122331	1,000.00000000
X-D	12593JAE6	1,000.00000000	0.00000000	1.04166677	0.00000000	0.00000000	0.00000000	0.00000000	1.04166677	1,000.00000000
X-E	12593JAG1	1,000.00000000	0.00000000	1.04166655	0.00000000	0.00000000	0.00000000	0.00000000	1.04166655	1,000.00000000
X-F	12593JAJ5	414.24139836	0.00000000	0.43150148	0.00000000	0.00000000	0.00000000	0.00000000	0.43150148	409.31585562

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	03/01/26 - 03/30/26	30	0.00	51,309.99	0.00	51,309.99	0.00	0.00	0.00	51,309.99	0.00
X-D	03/01/26 - 03/30/26	30	0.00	32,535.42	0.00	32,535.42	0.00	0.00	0.00	32,535.42	0.00
X-E	03/01/26 - 03/30/26	30	0.00	30,727.08	0.00	30,727.08	0.00	0.00	0.00	30,727.08	0.00
X-F	03/01/26 - 03/30/26	30	0.00	17,970.01	0.00	17,970.01	0.00	0.00	0.00	17,970.01	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	03/01/26 - 03/30/26	30	0.00	154,422.92	0.00	154,422.92	0.00	0.00	0.00	154,422.92	0.00
D	03/01/26 - 03/30/26	30	66,398.72	205,306.84	0.00	205,306.84	76,031.30	0.00	0.00	129,275.54	142,430.02
E	03/01/26 - 03/30/26	30	389,143.73	80,127.39	0.00	80,127.39	80,127.39	0.00	0.00	0.00	469,271.12
F	03/01/26 - 03/30/26	30	172,943.07	35,610.18	0.00	35,610.18	35,610.18	0.00	0.00	0.00	208,553.25
G	03/01/26 - 03/30/26	30	194,571.87	40,063.70	0.00	40,063.70	40,063.70	0.00	0.00	0.00	234,635.57
H	03/01/26 - 03/30/26	30	2,388,196.18	44,256.08	0.00	44,256.08	44,256.08	0.00	0.00	0.00	2,432,452.26
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,211,253.57	692,329.61	0.00	692,329.61	276,088.65	0.00	0.00	416,240.96	3,487,342.22

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	762,655.19
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	695,381.33	Master Servicing Fee	2,030.45
Interest Reductions due to Nonrecoverability Determination	(201,524.50)	Certificate Administrator Fee	318.89
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	82.64
ARD Interest	0.00	Operating Advisor Fee	198.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	493,856.83	Total Fees	2,840.92

Principal		Expenses/Reimbursements
Scheduled Principal	551,539.95	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	33,455.07
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	41,319.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(1,280.72)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	203,845.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	550,259.23	Total Expenses/Reimbursements	278,619.95

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	416,240.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	346,414.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	762,655.19
Total Funds Collected	1,044,116.06	Total Funds Distributed	1,044,116.06

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	191,937,545.60	191,937,545.60	Beginning Certificate Balance	191,937,545.60
(-) Scheduled Principal Collections	551,539.95	551,539.95	(-) Principal Distributions	346,414.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	205,125.72
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,280.72
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	203,845.00
(-) Realized Losses from Collateral	1,280.72	1,280.72	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	191,386,005.65	191,386,005.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	194,670,203.43	194,670,203.43	Ending Certificate Balance	191,386,005.65
Ending Actual Collateral Balance	194,167,534.18	194,167,534.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	337,191.74	0.00	UC / (OC) Change	0.00
Current Period Advances	203,845.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	541,036.74	0.00	Net WAC Rate	4.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.39 or less	4	162,827,393.52	85.08%	(4)	4.1472	0.761917
7,500,000 to 14,999,999	1	12,250,000.00	6.40%	(10)	4.5750	1.687500	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	2	32,633,612.13	17.05%	(13)	4.5628	1.264701	1.45 to 1.54	1	16,308,612.13	8.52%	(16)	4.5505	1.461400
25,000,000 to 49,999,999	2	76,610,687.43	40.03%	(8)	4.7085	0.179302	1.55 to 1.99	1	12,250,000.00	6.40%	(10)	4.5750	1.687500
50,000,000 to 74,999,999	1	69,891,706.09	36.52%	2	3.4320	1.329000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	191,386,005.65	100.00%	(5)	4.2090	0.880765	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	191,386,005.65	100.00%	(5)	4.2090	0.880765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	98,466,706.09	51.45%	(1)	3.7637	1.330362
							Lodging	3	77,534,927.29	40.51%	(9)	4.7044	0.351151
Florida	1	16,308,612.13	8.52%	(16)	4.5505	1.461400
							Office	8	27,650,760.14	14.45%	(9)	4.5820	0.890400
Michigan	8	27,650,760.14	14.45%	(9)	4.5820	0.890400
							Retail	2	86,200,318.22	45.04%	(1)	3.6436	1.354049
Oregon	1	48,959,927.29	25.58%	(8)	4.7800	(0.222300)
							Totals	13	191,386,005.65	100.00%	(5)	4.2090	0.880765
Totals	13	191,386,005.65	100.00%	(5)	4.2090	0.880765

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	1	69,891,706.09	36.52%	2	3.4320	1.329000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	72,534,372.27	37.90%	(11)	4.5722	1.193419	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	1	48,959,927.29	25.58%	(8)	4.7800	(0.222300)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	191,386,005.65	100.00%	(5)	4.2090	0.880765	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	6	191,386,005.65	100.00%	(5)	4.2090	0.880765
								Totals	6	191,386,005.65	100.00%	(5)	4.2090	0.880765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	191,386,005.65	100.00%	(5)	4.2090	0.880765	Interest Only	2	28,575,000.00	14.93%	(10)	4.5750	1.333692
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	4	162,811,005.65	85.07%	(5)	4.1447	0.801272
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	191,386,005.65	100.00%	(5)	4.2090	0.880765
	Totals	6	191,386,005.65	100.00%	(5)	4.2090	0.880765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	72,534,372.27	37.90%	(11)	4.5722	1.193419			No outstanding loans in this group
	12 to 24 months	2	118,851,633.38	62.10%	(2)	3.9873	0.689955
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	191,386,005.65	100.00%	(5)	4.2090	0.880765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100419	RT	Lakewood	CA	Actual/360	3.432%	207,894.07	453,680.43	0.00	N/A	06/01/26	--	70,345,386.52	69,891,706.09	04/01/26
8	304241008	LO	Portland	OR	Actual/360	4.780%	0.00	0.00	0.00	N/A	08/06/25	--	48,959,927.29	48,959,927.29	09/06/23
11	301880087	OF	Various	MI	Actual/360	4.582%	109,315.75	54,897.96	0.00	N/A	07/06/25	--	27,705,658.10	27,650,760.14	06/06/25
22	407000368	RT	Vero Beach	FL	Actual/360	4.551%	64,073.41	42,961.56	0.00	N/A	12/06/24	--	16,351,573.69	16,308,612.13	03/06/26
27	304241027	LO	Cambria	CA	Actual/360	4.575%	64,313.70	0.00	0.00	N/A	06/06/25	--	16,325,000.00	16,325,000.00	09/06/25
29	304241029	LO	Cambria	CA	Actual/360	4.575%	48,259.90	0.00	0.00	N/A	06/06/25	--	12,250,000.00	12,250,000.00	05/06/25
Totals							493,856.83	551,539.95	0.00				191,937,545.60	191,386,005.65
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,440,386.00	7,602,006.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	(817,000.00)	04/01/24	03/31/25	04/06/26	31,580,421.50	2,921,753.38	0.00	0.00	78,037.58	203,845.00
11	2,725,344.00	1,754,738.00	07/01/24	06/30/25	02/06/26	6,956,332.07	81,444.89	135,700.55	1,575,321.75	0.00	0.00
22	1,877,140.00	0.00	--	--	02/06/26	996,649.49	0.00	106,682.96	106,682.96	0.00	0.00
27	882,281.60	1,246,149.00	07/01/24	06/30/25	02/06/26	1,608,028.27	24,214.45	57,836.65	426,945.80	76,016.17	0.00
29	1,156,867.00	1,252,924.00	07/01/24	06/30/25	01/06/25	0.00	0.00	48,148.08	520,948.30	49,428.35	0.00
Totals	37,082,018.60	11,038,817.00				41,141,431.33	3,027,412.72	348,368.24	2,629,898.81	203,482.10	203,845.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/10/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.208957%	3.940484%	(5)
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,428,075.60	4.207304%	3.938840%	(4)
02/12/26	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.231118%	3.962916%	(4)
01/12/26	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	0	0.00	0	0.00	1	12,542,744.53	4.229476%	3.961282%	(3)
12/12/25	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.229231%	4.041061%	(2)
11/13/25	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.227720%	4.039875%	(1)
10/10/25	0	0.00	0	0.00	1	6,410,998.61	0	0.00	0	0.00	1	16,572,051.17	1	1,000,000.00	0	0.00	4.226266%	4.038734%	0
09/12/25	0	0.00	0	0.00	1	6,422,486.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.243337%	4.065273%	1
08/12/25	0	0.00	0	0.00	1	6,433,037.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.242004%	4.064224%	2
07/11/25	0	0.00	0	0.00	2	55,403,470.33	0	0.00	0	0.00	0	0.00	0	0.00	7	71,298,400.00	4.289530%	4.180772%	2
06/12/25	0	0.00	0	0.00	2	55,414,823.47	0	0.00	0	0.00	0	0.00	0	0.00	4	13,758,966.40	4.339321%	4.292610%	2
05/12/25	0	0.00	0	0.00	2	55,529,504.01	0	0.00	0	0.00	0	0.00	0	0.00	6	102,311,534.27	4.349159%	4.304852%	3
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	304241008	09/06/23	30	5	0.00	0.00	281,882.58	51,138,324.43	10/06/23	13
11	301880087	06/06/25	9	5	135,700.55	1,575,321.75	38,173.50	28,210,929.80	07/23/25	1
22	407000368	03/06/26	0	5	106,682.96	106,682.96	17,971.60	16,351,573.68	12/23/24	1
27	304241027	09/06/25	6	5	57,836.65	426,945.80	177,346.39	16,325,000.00	06/17/25	13
29	304241029	05/06/25	10	5	48,148.08	520,948.30	148,178.22	12,250,000.00	06/17/25	13
Totals					348,368.24	2,629,898.81	663,552.29	124,275,827.91
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		121,494,300	0	121,494,300		0
0 - 6 Months		69,891,706	69,891,706	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	191,386,006	86,200,318	0	0	105,185,687	0
Mar-26	191,937,546	70,345,387	16,351,574	0	105,240,585	0
Feb-26	198,959,561	87,242,732	0	0	111,716,828	0
Jan-26	199,507,469	71,293,049	0	0	128,214,419	0
Dec-25	220,915,668	92,604,601	0	0	128,311,068	0
Nov-25	221,480,730	72,205,770	0	0	149,274,960	0
Oct-25	222,023,462	110,086,683	0	0	111,936,779	0
Sep-25	236,365,243	73,113,206	0	0	163,252,038	0
Aug-25	236,934,099	120,327,827	0	0	116,606,272	0
Jul-25	339,615,202	160,864,320	0	0	178,750,882	0
Jun-25	674,322,603	554,220,779	0	0	120,101,823	0
May-25	740,298,106	678,285,909	0	0	62,012,197	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100419	69,891,706.09	69,891,706.27	630,000,000.00	05/01/15	7,279,014.50	1.32900	03/31/25	06/01/26	125
8	304241008	48,959,927.29	51,138,324.43	22,500,000.00	01/06/26	(817,000.00)	(0.22230)	03/31/25	08/06/25	231
11	301880087	27,650,760.14	28,210,929.80	42,800,000.00	04/16/15	1,754,738.00	0.89040	06/30/25	07/06/25	231
22	407000368	16,308,612.13	16,351,573.68	16,000,000.00	10/17/25	1,877,140.00	1.46140	12/31/25	12/06/24	231
27	304241027	16,325,000.00	16,325,000.00	16,500,000.00	07/21/25	797,850.00	1.06820	06/30/25	06/06/25	I/O
29	304241029	12,250,000.00	12,250,000.00	15,000,000.00	07/21/25	977,291.00	1.68750	06/30/25	06/06/25	I/O
Totals		191,386,005.65	194,167,534.18	742,800,000.00		11,869,033.50

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	656100419	RT	CA	01/05/26	1

03/05/26: Loan transferred to SS on 01/05/26 for imminent monetary default and is secured by a 2.07MM sf super regional mall in Lakewood, CA. Loan matures 06/01/26 and the borrower is working to refinance the loan. Borrower has requested modific at ion/extension to allow for the sale of certain parcels to reduce the refinancing risk.

8	304241008	LO	OR	10/06/23	13

The Collateral consists of the fee-simple 1999-built, full-service hotel in Portland's financial and retail district. The Property operates as an independent hotel. The Loan was transferred on 10/10/2023 for Imminent Default due to cash flow issues.

                 Borrower has submitted multiple A/B modification proposals which Lender has rejected. Borrower failed to make debt service payments. Lender sent a notice of default. Counsel has been engaged to commence enforcement remedies.

Updated Phase I has been ordered. Borrower has also retained a 3rd Party Loan Advisor, who has executed the Std Pre-Negotiation Letter. Loan Modification terms have not been reached. Court approved appointment of Receiver on

7/11/2025, with new PM taking control on 7/17/2025. Receiver is reviewing all aspects of operations to increase flow through. Lender is pursing enforcement of remedies, while evaluating alternative resolution strategies for the asset.

11	301880087	OF	MI	07/23/25	1

The loan transferred to Special Servicer due to a maturity default. The loan matured on July 6, 2025, and the Borrower was unable to procure a payoff. The collateral consists of an office portfolio comprising 7 multi-tenant office buildings in thr ee different office parks, all located within a three-mile radius of each other in Ann Arbor, Michigan, ~42 miles west of the Detroit CBD. As of 4Q25, the portfolio was 80% occupied . Lender is in discussion with the Borrower on a potential forbeara nc e. In the meantime, Lender has received approval for the release of 3780 and 3923 Ranchero. Lender continues to dual track workout strategies and foreclosure.

22	407000368	RT	FL	12/23/24	1

Loan transferred on 12/24/24 for Maturity Default as Borrower failed to pay off the Loan at the Maturity of 12/6/24. Collateral consists of a factory outlet mall ("Property") in Vero Beach, FL. Property was built in 2004, renovated between 2012 and

2014, contains ~339K NRSF on a 43.04-acre site, and is anchored by Restoration Hardware (36K SF). Property reported YE2024 NOI of $1.58MM and occupancy of 77%, as of 12/31/24. Notice of Default was sent on 12/27/24. Local counsel was retained to fil e for foreclosure and/or receivership, if necessary. Lender conditionally approved a forbearance with Borrower, and the transaction closed in September 2025.

27	304241027	LO	CA	06/17/25	13

The Loan Collateral is the Fogcatcher Inn Pacifica, a boutique hotel comprised of eleven, one and two-story buildings. Thee Hotel contains 60 standard guestrooms, each approximately 400 sf in size located at 6400 Moonstone Beach Drive,

Cambria, CA. The property was built in 1992 and was renovated in 2014/2015.The loan was not paid in full at maturity date (6-6-25). PNL, NOD and Hello Letters have been issued. Borrower has retained 1st Service Solutions as a loan advisor. Modification propos alwas received and was unacceptable. No Deal Letter was issued. Additional modification proposals have been received but are still insufficient. Lender will duel track modification and enforcement. Foreclosure sale has been scheduled for April 28 , 2026

29	304241029	LO	CA	06/17/25	13

The Loan Collateral is the Fireside Inn on Moonstone Beach. The Inn is a limited service, one story, 46 room boutique hotel with four buildings located in Cambria, CA. Average room size is 425 sf. The loan was not paid in full at maturity date (6

-6-25). PNL, NOD and Hello Letters have been issued. Borrower has retained 1st Service Solutions as a loan advisor. Modification proposals have been received but are insufficient. Lender will duel track modification and enforcement.

Foreclosure s ale has been scheduled for April 28, 2026

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	304241002	95,000,000.00	4.34000%	95,000,000.00	4.34000%	10	07/06/20	06/06/20	08/06/20
2	304241002	0.00	4.34000%	0.00	4.34000%	10	08/06/20	06/06/20	07/06/20
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/17/21	12/17/21	02/07/22
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/07/21	12/17/21	02/07/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	09/20/22	09/20/22	10/06/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	10/06/22	09/20/22	09/20/22
12	28000715	29,155,424.24	4.65200%	29,114,396.08	4.65200%	10	07/06/20	06/30/20	08/06/20
12	28000715	0.00	4.65200%	0.00	4.65200%	10	08/06/20	06/30/20	07/06/20
22	407000368	0.00	4.55050%	0.00	4.55050%	1	09/18/25	09/18/25	10/06/25
25	656100429	15,669,749.39	4.06000%	15,628,924.60	4.06000%	10	08/05/20	07/06/20	09/08/20
25	656100429	0.00	4.06000%	0.00	4.06000%	10	09/08/20	07/06/20	08/05/20
32	656100423	10,500,000.00	4.31000%	10,500,000.00	4.31000%	1	06/24/20	05/06/20	--
32	656100423	0.00	4.31000%	0.00	4.31000%	9	12/28/21	12/06/21	--
Totals		150,325,173.63		150,243,320.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	304241023 01/12/26	20,862,000.00	3,425,000.00	12,750,000.00	207,255.47	12,750,000.00	12,542,744.53	8,319,255.47	0.00	0.00	8,319,255.47	39.87%
35	28000668 05/12/25	6,031,694.59	7,700,000.00	6,473,218.23	441,523.64	6,473,218.23	6,031,694.59	0.00	0.00	0.00	0.00	0.00%
36	304241036 09/12/24	8,002,476.45	8,000,000.00	12,193,443.98	3,748,403.04	11,750,879.49	8,002,476.45	0.00	0.00	23,032.63	(23,032.63)	0.25%
40	28000710 03/12/26	6,410,998.61	1,260,000.00	2,315,015.22	886,939.62	2,315,015.22	1,428,075.60	4,982,923.01	(1,280.72)	(1,280.72)	4,984,203.73	69.95%
71	28000689 05/12/22	1,950,809.03	1,400,000.00	1,243,975.26	602,265.93	1,192,519.18	590,253.25	1,360,555.78	0.00	60,338.47	1,300,217.31	53.07%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		43,257,978.68	21,785,000.00	34,975,652.69	5,886,387.70	34,481,632.12	28,595,244.42	14,662,734.26	(1,280.72)	82,090.38	14,580,643.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/11/25	3,296,525.08	0.00	0.00	0.00	0.00	3,296,525.08	0.00	0.00	3,296,525.08
23	304241023	01/12/26	0.00	0.00	8,319,255.47	0.00	0.00	8,319,255.47	0.00	0.00	8,319,255.47
35	28000668	05/12/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	304241036	01/12/26	0.00	0.00	(23,032.63)	0.00	0.00	(43,746.81)	0.00	0.00	(23,032.63)
		07/11/25	0.00	0.00	20,714.18	0.00	0.00	20,714.18	0.00	0.00
		09/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	28000710	04/10/26	0.00	0.00	4,984,203.73	0.00	0.00	1,280.72	0.00	0.00	4,360,848.64
		03/12/26	0.00	0.00	4,982,923.01	0.00	0.00	4,982,923.01	0.00	(623,355.09)
71	28000689	09/12/23	0.00	0.00	1,300,217.31	0.00	0.00	(4,861.32)	0.00	0.00	1,300,217.31
		01/12/23	0.00	0.00	1,305,078.63	0.00	0.00	(55,547.23)	0.00	0.00
		07/12/22	0.00	0.00	1,360,625.86	0.00	0.00	70.08	0.00	0.00
		05/12/22	0.00	0.00	1,360,555.78	0.00	0.00	1,360,555.78	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	1,280.72	0.00	0.00	1,280.72
Cumulative Totals			3,296,525.08	0.00	14,580,643.88	0.00	0.00	17,877,168.96	0.00	(623,355.09)	17,253,813.87

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	15,143.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	10,539.98	0.00	0.00	0.00	0.00	201,524.50	0.00	0.00	0.00	0.00
11	0.00	0.00	5,964.41	0.00	0.00	27,127.03	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,520.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,514.41	0.00	0.00	6,328.04	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	2,637.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	41,319.88	0.00	0.00	33,455.07	0.00	201,524.50	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		276,299.45

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
February 2023 Disclosable Special Servicer Fees
Deal Name COMM 2015-CR24Determination Date 02/06/2023Distribution Date 02/10/23Fee Type: Special Servicer Fee	Fee Amount for Current Period:21,845
Disclosable Special Servicer Fees
Deal Name COMM 2015-CR24 Determination Date 01/06/2026 Distribution Date 01/12/26Fee Type: Special Servicer Fee	Fee Amount for Current Period: $350.00

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26